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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number    811-04804
                                   ---------------------------------------------

                         The Elite Group of Mutual Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

1325 4th Avenue, Suite 1744         Seattle, Washington             98101
--------------------------------------------------------------------------------
      (Address of principal executive offices)                    (Zip code)

                              Richard S. McCormick

McCormick Capital Management 1325 4th Avenue, Suite 1744      Seattle, WA 98101
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (206) 624-5863
                                                     -------------

Date of fiscal year end:    September 30, 2009
                          ------------------------------------

Date of reporting period:   July 1, 2008 - June 30, 2009
                          ------------------------------------

      Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

      Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

      (a)   The name of the issuer of the portfolio security;

      (b)   The exchange ticker symbol of the portfolio security;

      (c)   The  Council  on  Uniform   Securities   Identification   Procedures
            ("CUSIP") number for the portfolio security;

      (d)   The shareholder meeting date;

      (e)   A brief identification of the matter voted on;

      (f) Whether the matter was proposed by the issuer or by a security holder;

      (g)   Whether the registrant cast its vote on the matter;

      (h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

      (i)   Whether the registrant cast its vote for or against management.

                                   SIGNATURES
                                   ----------

                           [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 The Elite Group of Mutual Funds
            --------------------------------------------------------------------

By (Signature and Title)*       /s/ Richard S. McCormick
                         -------------------------------------------------------
                               Richard S. McCormick, President
Date      July 20, 2009
     ---------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.

                                        MEETING                                                                          FOR/AGAINST
      ISSUER        TICKER    CUSIP      DATE           DESCRIPTION OF VOTE         ISSUER V. SH   VOTED?   VOTE CAST       MGMT
------------------------------------------------------------------------------------------------------------------------------------
Carpenter Tech.      CRS    144285103  10/13/2008 For the recommended Directors        Issuer       Yes      Against       Against
Corp.                                             Approval of                          Issuer       Yes        For           For
                                                  Pricewaterhousecoopers as the
                                                  independent accounting firm
------------------------------------------------------------------------------------------------------------------------------------
AAR Corp             AIR    000361105  10/8/2008  For the recommended Directors        Issuer       Yes      Against       Against
                                                  the approval of KPMG as the          Issuer       Yes        For           For
                                                  independent accounting firm for
                                                  the fiscal year ending May 31,
                                                  2009
------------------------------------------------------------------------------------------------------------------------------------
Foster Wheeler      FSLR    G36535139  1/27/2009  approval to move the                 Issuer       Yes        For           For
                                                  incorporation from Bermuda to
                                                  Switzerland
                                                  Approval of the motion to            Issuer       Yes        For           For
                                                  adjourn the meeting to a later
                                                  date to solicit additional
                                                  proxies if there are
                                                  insufficient votes at the time
                                                  of the meeting to approve the
                                                  scheme of arragement
------------------------------------------------------------------------------------------------------------------------------------
Atwood Oceanics      ATW    050095108  2/12/2009  For the recommended Directors        Issuer       Yes      Against       Against
Inc.                                              Ratify the appoinment of             Issuer       Yes        For           For
                                                  pricewaterhousecoopers as our
                                                  independent auditors
------------------------------------------------------------------------------------------------------------------------------------
Noble Corp.          NE     G65422100  2/10/2009  To reorganize as a Swiss             Issuer       Yes        For           For
                                                  Corporation
                                                  Approval to adjourn the meeting      Issuer       Yes        For           For
                                                  to a later date to solicit
                                                  additional proxies if there are
                                                  insufficient votes at the time
                                                  of meeting to approve
                                                  reorganization
------------------------------------------------------------------------------------------------------------------------------------
Hartford             HIG    416515104  2/5/2009   Conversion of any issued &           Issuer       yes        For           For
Financial Grp                                     outstanding series c non-voting
                                                  convertible preferred stock of
                                                  the company into common stock &
                                                  exercise of the series c
                                                  warrant to purchase common stock
------------------------------------------------------------------------------------------------------------------------------------
United Tech. Corp.   UTX    913017109  2/10/2009  For the recommended Directors        Issuer       Yes      Against       Against
                                                  Appointment of Independent           Issuer       Yes        For           For
                                                  auditors
                                                  Offsets for Foreign Military      Shareholder     Yes      Against         For
                                                  Sales
------------------------------------------------------------------------------------------------------------------------------------
AT&T                  T     00206R102  4/24/2009  For the recommended Directors        Issuer       Yes      Against       Against
                                                  Ratification of appointment of       Issuer       Yes        For           For
                                                  independent auditors
                                                  Amendment to increase                Issuer       Yes        For           For
                                                  authorized shares
                                                  Report on political               Shareholder     Yes      Against         For
                                                  contributions
                                                  Specail stockholder meeting       Shareholder     Yes      Against         For
                                                  Cumulative voting                 Shareholder     Yes      Against         For
                                                  Bylaw requiring independent       Shareholder     Yes      Against         For
                                                  chairman
                                                  Advisory vote on compensation     Shareholder     Yes      Against         For
                                                  Pension credit policy             Shareholder     Yes      Against         For
------------------------------------------------------------------------------------------------------------------------------------

                                        MEETING                                                                          FOR/AGAINST
      ISSUER        TICKER    CUSIP      DATE           DESCRIPTION OF VOTE         ISSUER V. SH   VOTED?   VOTE CAST       MGMT
------------------------------------------------------------------------------------------------------------------------------------
XL Capital           XL     G98255105  4/24/2009  For the recommended Directors        Issuer       Yes      Against       Against
                                                  Approve the amendment &              Issuer       Yes      Against       Against
                                                  restatement of the 1991
                                                  performance incentive program
                                                  Approve the amendment &              Issuer       Yes      Against       Against
                                                  restatement of the directors
                                                  stock & option plan
                                                  Ratify appt. of                      Issuer       Yes        For           For
                                                  pricewaterhousecooper NY, NY to
                                                  act as independent public acct.
                                                  firm for year ending 12/31/09
------------------------------------------------------------------------------------------------------------------------------------
Whirlpool Corp.      WHR    963320106  4/21/2009  For the recommended Directors        Issuer       Yes      Against       Against
                                                  The appt. of Ernst & Young as        Issuer       Yes        For           For
                                                  independent public acct. for
                                                  2009
                                                  Approval of the performance          Issuer       Yes      Against       Against
                                                  excellence plan
                                                  management proposal to amend         Issuer       Yes        For           For
                                                  restated certificate of
                                                  incorporation to declassify
                                                  board of directors
                                                  proposal to amend article 6th        Issuer       Yes        For           For
                                                  of restated certificate of
                                                  incorporation to eliminate
                                                  supermajority vote provisions
                                                  proposal to amend articles 8th       Issuer       Yes        For           For
                                                  & 10th of restated certificate
                                                  of incorporation to eliminate
                                                  supermajority vote provisions
                                                  proposal to elect each director   Shareholder     Yes        For         Against
                                                  annually
                                                  Proposal to eliminate             Shareholder     Yes        For         Against
                                                  supermajority vote provisions
------------------------------------------------------------------------------------------------------------------------------------
General Electric     GE     369604103  4/22/2009  For the recommended Directors        Issuer       Yes      Against       Against
                                                  Ratification of KPMG                 Issuer       Yes        For           For
                                                  cumulative voting                 Shareholder     Yes      Against         For
                                                  Executive compensation advisory   Shareholder     Yes      Against         For
                                                  vote
                                                  Independent study regarding       Shareholder     Yes      Against         For
                                                  breaking up GE
                                                  Dividend Policy                   Shareholder     Yes      Against         For
                                                  Vote on Golden Parachutes         Shareholder     Yes      Against         For
------------------------------------------------------------------------------------------------------------------------------------
MEMC Electronic      WFR    552715104  4/21/2009  For the recommended Directors        Issuer       Yes      Against       Against
Materials                                         Ratification of KPMG for the         Issuer       Yes        For           For
                                                  year ending 12/31/09
------------------------------------------------------------------------------------------------------------------------------------
Potash Corp.         POT    73755L107  5/7/2009   For the recommended Directors        Issuer       Yes      Against       Against
                                                  The appt. of Deloitte & Touche       Issuer       Yes        For           For
                                                  Approving the adoption of a new      Issuer       Yes      Against       Against
                                                  performance option plan
                                                  Proposal - appendix D in Proxy    Shareholder     Yes        For         Against
                                                  Circular
------------------------------------------------------------------------------------------------------------------------------------

                                        MEETING                                                                          FOR/AGAINST
      ISSUER        TICKER    CUSIP      DATE           DESCRIPTION OF VOTE         ISSUER V. SH   VOTED?   VOTE CAST       MGMT
------------------------------------------------------------------------------------------------------------------------------------
NYSE Euronext        NYX    629491101  4/2/2009   For the recommended Directors        Issuer       Yes      Against       Against
                                                  to approve proposal regarding     Shareholder     Yes      Against         For
                                                  certificated shares
                                                  to approve proposal regarding     Shareholder     Yes        For         Against
                                                  simple majority voting
------------------------------------------------------------------------------------------------------------------------------------
Humana Inc           HUM    444859102  4/23/2009  For the recommended Directors        Issuer       Yes      Against       Against
                                                  Appointment of                       Issuer       Yes        For           For
                                                  Pricewaterhousecooper
------------------------------------------------------------------------------------------------------------------------------------
Stewart              STC    880372101  5/1/2009   For the recommended Directors        Issuer       Yes      Against       Against
Information                                       Amendment to the company's           Issuer       Yes        For           For
                                                  restated certificate of
                                                  incorporation to increase the
                                                  number of authorized sharesof
                                                  common stock
                                                  Approval of 2008 strategic           Issuer       Yes      Against       Against
                                                  incentive pool plan
                                                  Approval of increase of              Issuer       Yes      Against       Against
                                                  authorized shares under the
                                                  2005 long-term incentive plan
------------------------------------------------------------------------------------------------------------------------------------
MBIA Inc             MBI    55262C100  5/7/2009   For the recommended Directors        Issuer       Yes      Against       Against
                                                  Amendment to the company's 2005      Issuer       Yes      Against       Against
                                                  omnibus incentive plan to
                                                  increase the number of shares
                                                  to 10,000,000
                                                  The shareholders support the         Issuer       Yes      Against       Against
                                                  compensation paid to the
                                                  company's CEO for 2008 & salary
                                                  for 2009
                                                  Shareholders support the             Issuer       Yes      Against       Against
                                                  compensation paid to the Senior
                                                  Executive Officers as a whole
                                                  for 2008 & their 2009 salaries
                                                  Appointment of                       Issuer       Yes        For           For
                                                  Pricewaterhousecooper
------------------------------------------------------------------------------------------------------------------------------------
NII Holdings,Inc    NIHD    62913F201  5/12/2009  For the recommended Directors        Issuer       Yes      Against       Against
                                                  Apointment of                        Issuer       Yes        For           For
                                                  Pricewaterhousecooper for
                                                  fiscal year 2009
------------------------------------------------------------------------------------------------------------------------------------
Bristol Myers        BMY    110122108  5/5/2009   For the recommended Directors        Issuer       Yes      Against       Against
Squibb                                            Ratification of independent          Issuer       Yes        For           For
                                                  Registered Public Acct. Firm
                                                  Executive Compensation            Shareholder     Yes        For         Against
                                                  Disclosure
                                                  Simple Majority Vote              Shareholder     Yes        For         Against
                                                  Special Shareowner meetings       Shareholder     Yes      Against         For
                                                  Executive Compensation Advisory   Shareholder     Yes      Against         For
                                                  vote
------------------------------------------------------------------------------------------------------------------------------------
General Dynamic      GD     369550108  5/6/2009   For the recommended Directors        Issuer       Yes      Against       Against
Corp                                              Approval of 2009 Equity Comp.        Issuer       Yes      Against       Against
                                                  Plan
                                                  Approval of 2009 United Kingdon      Issuer       Yes      Against       Against
                                                  share save plan
                                                  Selection of Independent             Issuer       Yes        For           For
                                                  Auditors
                                                  Proposal in regard to weapons     Shareholder     Yes      Against         For
                                                  in space
                                                  Proposal in regard to executive   Shareholder     Yes        For         Against
                                                  death benefit payments
------------------------------------------------------------------------------------------------------------------------------------

                                        MEETING                                                                          FOR/AGAINST
      ISSUER        TICKER    CUSIP      DATE           DESCRIPTION OF VOTE         ISSUER V. SH   VOTED?   VOTE CAST       MGMT
------------------------------------------------------------------------------------------------------------------------------------
Arch Coal, Inc       ACI    039380100  4/23/2009  For the recommended Directors        Issuer       Yes      Against       Against
                                                  The appointment of Independent       Issuer       Yes        For           For
                                                  Public Accounting Firm
------------------------------------------------------------------------------------------------------------------------------------
The Manitowoc Co.    MTW    563571108  2/27/2009  For the recommended Directors        Issuer       Yes      Against       Against
                                                  The appt. of                         Issuer       Yes        For           For
                                                  Pricewaterhousecoopers as the
                                                  independent public accounting
                                                  firm for fiscal year ending
                                                  12/31/09
------------------------------------------------------------------------------------------------------------------------------------
VF Corp.             VFC    918204108  4/28/2009  For the recommended Directors        Issuer       Yes      Against       Against
                                                  The appt. of                         Issuer       Yes        For           For
                                                  Pricewaterhousecoopers as the
                                                  independent public accounting
                                                  firm for the 2009 fiscal year
------------------------------------------------------------------------------------------------------------------------------------
Nucor Corp           NUE    670346105  5/14/2009  For the recommended Directors        Issuer       Yes      Against       Against
                                                  The appt. of                         Issuer       Yes        For           For
                                                  Pricewaterhousecoopers as the
                                                  independent public accounting
                                                  firm for fiscal year ending
                                                  12/31/09
                                                  Proposal regarding majority vote  Shareholder     Yes        For         Against
                                                  Proposal regarding                Shareholder     Yes        For         Against
                                                  declassification of Board of
                                                  Directors
                                                  Proposal regarding human rights   Shareholder     Yes      Against         For
                                                  Proposal regarding priniciples    Shareholder     Yes      Against         For
                                                  for health care reform
------------------------------------------------------------------------------------------------------------------------------------
Foster Wheeler      FWLT    H27178104  3/9/2009   For the recommended Directors        Issuer       Yes      Against       Against
                                                  re-election of                       Issuer       Yes        For           For
                                                  Pricewaterhousecoopers as
                                                  independent auditor for 2009
                                                  re-election of                       Issuer       Yes        For           For
                                                  Pricewaterhousecoopers as
                                                  independent public acct. for
                                                  2009
                                                  in the event counterproposals        Issuer       Yes        For           For
                                                  alterations or amendments of
                                                  the agenda items or other
                                                  matters are raised at the
                                                  annual meeting, I instruct the
                                                  appointed proxies to vote as
                                                  follows
------------------------------------------------------------------------------------------------------------------------------------
Lincoln National     LNC    534187109  5/14/2009  For the recommended Directors        Issuer       Yes      Against       Against
Corp                                              The appt. of Ernst & Young as        Issuer       Yes        For           For
                                                  independent registered acct.
                                                  for 2009
                                                  Approve the 2009 amended &           Issuer       Yes      Against       Against
                                                  restated incentive compensation
                                                  plan
                                                  Requesting the Board of           Shareholder     Yes        For         Against
                                                  Directors to initiate the
                                                  process to amend the corp.
                                                  restated articles of
                                                  incorporation to provide for
                                                  majority of directors
------------------------------------------------------------------------------------------------------------------------------------
Cummins Inc.         CMI    231021106  3/16/2009  For the recommended Directors        Issuer       Yes      Against       Against
                                                  The appt. of                         Issuer       Yes        For           For
                                                  Pricewaterhousecoopers as the
                                                  independent public accounting
                                                  firm for the 2009 fiscal year
                                                  reapprove incentive plan             Issuer       Yes      Against       Against
                                                  performance shares
                                                  adopt international labor org.       Issuer       Yes      Against         For
                                                  standards
------------------------------------------------------------------------------------------------------------------------------------

                                        MEETING                                                                          FOR/AGAINST
      ISSUER        TICKER    CUSIP      DATE           DESCRIPTION OF VOTE         ISSUER V. SH   VOTED?   VOTE CAST       MGMT
------------------------------------------------------------------------------------------------------------------------------------
America Movil        AMX    02364W105  4/20/2009  For the recommended Directors        Issuer       Yes      Against       Against
                                                  Appointment of delegates to          Issuer       Yes        For           For
                                                  execute & formalize the
                                                  resolutions adopted by the
                                                  meeting.  Adoption of
                                                  resolutions thereon
------------------------------------------------------------------------------------------------------------------------------------
State Street Corp    STT    857477103  5/20/2009  For the recommended Directors        Issuer       Yes      Against       Against
                                                  Approve articles of                  Issuer       Yes        For           For
                                                  organization & by-laws changing
                                                  the shareholder quarum & voting
                                                  requirements, including the
                                                  adoption of a majority vote
                                                  standard for uncontested
                                                  elections of directors
                                                  approve the amended 2006 equity      Issuer       Yes      Against       Against
                                                  incentive plan, increasing the
                                                  number of shares by 17 million
                                                  of common stock
                                                  Approve a non-binding advisory       Issuer       Yes        For           For
                                                  proposal on executive
                                                  compensation
                                                  Ratify the selection of Ernst &      Issuer       Yes        For           For
                                                  Young as independent accounting
                                                  firm for the year ending
                                                  12/31/09
                                                  To vote on a shareholder             Issuer       Yes      Against         For
                                                  proposal
------------------------------------------------------------------------------------------------------------------------------------
Hartford             HIG    416515104  5/27/2009  For the recommended Directors        Issuer       Yes      Against       Against
Financial Grp                                     The appt. of Deloitte & Touche       Issuer       Yes        For           For
                                                  as independent auditor for
                                                  fiscal year ending 12/31/09
                                                  proposal to amend the amended        Issuer       Yes        For           For
                                                  authorized shares of common
                                                  stock
                                                  Proposal to amend the employee       Issuer       Yes      Against       Against
                                                  stock purchase plan to increase
                                                  the number of shares authorized
                                                  thereunder
------------------------------------------------------------------------------------------------------------------------------------
Aetna Inc.           AET    00817Y108  5/29/2009  For the recommended Directors        Issuer       Yes      Against       Against
                                                  Approval of Independent              Issuer       Yes        For           For
                                                  Registered Public Accounting
                                                  Firm
                                                  Proposal on Cumulative Voting     Shareholder     Yes      Against         For
                                                  Proposal on Nominating a          Shareholder     Yes      Against         For
                                                  retired Aetna Executive to the
                                                  Board
------------------------------------------------------------------------------------------------------------------------------------
Diamond Offshore     DO     25271C102  5/19/2009  For the recommended Directors        Issuer       Yes      Against       Against
                                                  appt. of Deloitte & Touche as        Issuer       Yes        For           For
                                                  the auditors for the fiscal
                                                  year 2009
------------------------------------------------------------------------------------------------------------------------------------
Devon Energy         DVN    25179M103  6/3/2009   For the recommended Directors        Issuer       Yes      Against       Against
                                                  Appt. of Robert Mosbacher, Jr.       Issuer       Yes      Against       Against
                                                  as a Director
                                                  Ratify appt. of the independent      Issuer       Yes        For           For
                                                  auditors for 2009
                                                  Adoption of the company 2009         Issuer       Yes      Against       Against
                                                  long-term incentive plan
                                                  Adopt Director election           Shareholder     Yes        For         Against
                                                  majority vote

                                        MEETING                                                                          FOR/AGAINST
      ISSUER        TICKER    CUSIP      DATE           DESCRIPTION OF VOTE         ISSUER V. SH   VOTED?   VOTE CAST       MGMT
------------------------------------------------------------------------------------------------------------------------------------
Antigenics          AGEN    037032109  6/10/2009  For the recommended Directors        Issuer       Yes      Against       Against
                                                  Approve the 2009 equity              Issuer       Yes      Against       Against
                                                  incentive plan
                                                  Approve the 2009 employee stock      Issuer       Yes      Against       Against
                                                  purchase plan
                                                  Proposal to approve an               Issuer       Yes      Against       Against
                                                  amendment to the amended &
                                                  restated certificate of Incorp.
                                                  To effect one for ten reverse
                                                  stock split of common stock at
                                                  the discrestion of the Board of
                                                  Directors
                                                  Proposal to amend the 1999           Issuer       Yes      Against       Against
                                                  equity incentive plan & approve
                                                  the 2009 option exchange plan
                                                  to ratify the appt. of KPMG as       Issuer       Yes        For           For
                                                  independent public accounting
                                                  firm for the fiscal year ending
                                                  12/31/09
------------------------------------------------------------------------------------------------------------------------------------
New York             NYB    649445103  6/10/2009  For the recommended Directors        Issuer       Yes      Against       Against
Community Bancorp                                 Ratification of the appt. of         Issuer       Yes        For           For
                                                  KPMG as the independent public
                                                  acct. firm for the fiscal year
                                                  ending 12/31/09
------------------------------------------------------------------------------------------------------------------------------------
Noble Corp           NE     H5833N103  5/28/2009  For the recommended Directors        Issuer       Yes      Against       Against
                                                  Approval of the payment of a         Issuer       Yes        For           For
                                                  dividend through a reduction of
                                                  the par value of the shares in
                                                  an amount equal to swiss francs
                                                  0.25
                                                  The appt. of                         Issuer       Yes        For           For
                                                  Pricewaterhousecooper as
                                                  independent public acct. firm
                                                  for 2009
                                                  Approval of amendment of             Issuer       Yes        For           For
                                                  article 21 paragraph 1(D) to
                                                  limit the changes to authorized
                                                  & conditional capital that
                                                  requires approval of at least
                                                  two-thirds of shares
                                                  represented at a general
                                                  meeting to increase in the
                                                  amount of authorized or
                                                  conditional share capital
------------------------------------------------------------------------------------------------------------------------------------
Celgene Corp        CELG    151020104  6/17/2009  For the recommended Directors        Issuer       Yes      Against       Against
                                                  The appt. of KPMG LLP as the         Issuer       Yes        For           For
                                                  independent public accouting
                                                  firm for the fiscal year ending
                                                  12/31/09
                                                  Approval of an amendment &           Issuer       Yes      Against       Against
                                                  restatement of 2008 stock
                                                  incentive plan
                                                  Proposal regarding the voting     Shareholder     Yes      Against         For
                                                  standard for Director elections
------------------------------------------------------------------------------------------------------------------------------------